Certain Nontraditional Long-Duration Contracts (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Variable Annuity Contracts

As of December 31, 2014, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	Successor
	December 31, 2014
($ in millions)	In the Event of Death	At Annuitization/ Accumulation(1)	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate Account value	$742.7	$151.9	$16.6	$118.4
Net amount at risk	$57.2	$15.2	$0.1	$6.2
Average attained age of contractholders	60 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	6 years
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees:
Separate Account value	$325.1
General account value	$31518.3
Net amount at risk	$89,942.8
Average attained age of contractholders	51 years

As of December 31, 2013, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	Predecessor
	December 31, 2013
($ in millions)	In the Event of Death	At Annuitization/ Accumulation(1)	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate Account value	$877.0	$170.5	$21.8	$151.1
Net amount at risk	$63.2	$16.6	$0.1	$7.3
Average attained age of contractholders	59 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	6 years

Liabilities for Guarantee Benefits

In the Predecessor Period, secondary guarantees on interest-sensitive life and fixed annuities are included in policyholders’ account balances. Guaranteed minimum income benefits (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) features are accounted for as bifurcated embedded derivatives and are recorded at fair value within Policyholders’ account balances on the Consolidated Balance Sheet (Successor).

	GMDB	GMIB	GMWB/ GMAB	Secondary Guarantees
($ in thousands)	Variable Annuity	Variable Annuity	Variable Annuity	Interest- Sensitive Life and Fixed Annuities	Total
Predecessor
Balance as of December 21, 2012	$9,390	$19,484	$19,621	$200,688	$249,183
Less: reinsurance recoverable	9,390	19,484	19,621	200,688	249,183

Net balance as of December 31, 2012	—	—	—	—	—
Incurred guarantee benefits	—	—	—	—	—
Paid guarantee benefits	—	—	—	—	—

Net change	—	—	—	—	—
Net balance as of December 31, 2013	—	—	—	—	—
Plus reinsurance recoverable	8,444	8,743	9,444	281,771	308,402

Balance as of December 31, 2013	$8,444	$8,743	$9,444	$281,771	$308,402

Less: reinsurance recoverable	8,444	8,743	9,444	281,771	308,402
Net balance as of December 31, 2013	—	—	—	—	—
Incurred guarantee benefits	—	—	—	—	—
Paid guarantee benefits	—	—	—	—	—

Net change	—	—	—	—	—
Net balance as of March 31, 2014	—	—	—	—	—
Plus reinsurance recoverable	8,057	7,122	8,499	293,704	317,382

Balance as of March 31, 2014	$8,057	$7,122	$8,499	$293,704	$317,382

Successor
Balance as of April 1, 2014	$8,057	$7,122	$8,499	$552,163	$575,841
Less: reinsurance recoverable	8,057	7,122	8,499	67,288	90,966

Net balance as of April 1, 2014	—	—	—	484,875	484,875
Incurred guarantee benefits	—	—	—	159,104	159,104
Paid guarantee benefits	—	—	—	(108,252)	(108,252)

Net change	—	—	—	50,852	50,852
Net balance as of December 31, 2014	—	—	—	535,727	535,727
Plus reinsurance recoverable	8,358	8,240	6,733	83,733	107,064

Balance as of December 31, 2014	$8,358	$8,240	$6,733	$619,460	$642,791